3. Securities - OTTI (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Notes to Financial Statements
Beginning balance of credit losses	$ 0	$ 1,563
Other-than-temporary impairment credit losses on securities not previously OTTI	0	35
Increases for additional credit losses on securities previously determined to be OTTI	0	93
Reduction for increases in cash flows	0	0
Reduction due to credit impaired securities sold or fully settled	0	(1,691)
Ending balance of cumulative credit losses recognized in earnings	$ 0	$ 0